Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
U.S. federal statutory rate	34.00%	34.00%
State income tax rate, net of federal benefit	1.81%	2.93%
Inducement expenses	(2.33%)	(10.63%)
Other permanent differences	(3.63%)	2.79%
Less: valuation allowance	(29.88%)	(29.10%)
Provision for income taxes	(0.03%)	(0.01%)